SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2019
Share Purchase Warrants
SHARE PURCHASE WARRANTS

A continuity summary of the issued and outstanding share purchase warrants in terms of common shares of the Company and the associated dollar amounts is presented below:

	Weighted
	Average	Number of
	Exercise	Common	Fair
	Price Per	Shares	Value
(in thousands except share amounts)	Share (CAD)	Issuable	Amount

Balance-December 31, 2018 and 2019	$1.27	1,673,077	$435

Share purchase warrants – by series:
February 2017 warrants	$1.27	1,673,077	$435

The February 2017 warrants were issued in conjunction with the APG Arrangement (see note 13) and they expired on February 14, 2020 unexercised.